Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of property and equipment

Components of the Company’s property and equipment are summarized below.

	Cost
	Equipment	Computer Equipment	Right of use building	Right of use vehicles	Total
	$	$	$	$	$
At January 1, 2022	199	268	623	87	1,177
Additions	-	11	-	38	49
Remeasurement	-	-	98	18	116
Disposals	-	(1)	(10)	-	(11)
Impact of foreign exchange rate changes	(11)	(13)	(26)	(7)	(57)
At December 31, 2022	188	265	685	136	1,274
Additions	6	14	-	134	154
Remeasurement	-	-	103	6	109
Disposals	(1)	-	-	(94)	(95)
Impact of foreign exchange rate changes	6	7	22	4	39
At December 31, 2023	199	286	810	186	1,481

	Accumulated Depreciation
	Equipment	Computer Equipment	Right of use building	Right of use vehicles	Total
	$	$	$	$	$
At January 1, 2022	181	244	493	67	985
Disposals	-	(1)	(10)	-	(11)
Depreciation	2	9	94	25	130
Impact of foreign exchange rate changes	(10)	(12)	(21)	(3)	(46)
At December 31, 2022	173	240	556	89	1,058
Disposals	-	-	-	(94)	(94)
Depreciation	3	13	103	50	169
Impact of foreign exchange rate changes	5	7	17	2	31
At December 31, 2023	181	260	676	47	1,164

	Carrying amount
	Equipment	Computer Equipment	Right of use building	Right of use vehicles	Total
	$	$	$	$	$
At December 31, 2022	15	25	129	47	216
At December 31, 2023	18	26	134	139	317